Income Taxes (Details) - Schedule of Income Tax (Benefits) Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Income Tax (Benefits) Expenses [Abstract]
Current tax expense	¥ 3,634		¥ 1,160	¥ 1,464
Deferred tax (benefit) expense	9,311		7,425	(2,389)
Income tax (benefit) expense	¥ 12,945	$ 1,781	¥ 8,585	¥ (925)